Dividends	12 Months Ended
Dec. 31, 2022
Dividends [Abstract]
Dividends	24. Dividends On May 4, 2022, the Board of Directors of the Company approved a special cash dividend of US$0.63 per ordinary share, or US$1.26 per American depositary share (“ADS”), to the holders of ordinary shares and ADSs, respectively, as of the close of business on May 20, 2022. Dividends are recognized when declared. The aggregate amount of the special dividend was approximately US$2 billion. No dividends had been paid or declared by the Company for the years ended December 31, 2020 and 2021, respectively.